Appendix 2 Associated Companies and Joint Ventures - Summary of Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of direct ownership interest	50.00%	0.00%
Percentage of indirect ownership interest	0.00%	50.00%
Total	50.00%	50.00%
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of direct ownership interest	33.33%	33.33%
Percentage of indirect ownership interest	0.00%	0.00%
Total	33.33%	33.33%
Enel Argentina (formerly named Endesa Argentina S.A.) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of direct ownership interest	0.08%	0.00%
Percentage of indirect ownership interest	0.00%	0.08%
Total	0.08%	0.08%
Aysen energia S.A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of direct ownership interest	0.00%	51.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	0.00%	51.00%
Aysen Transmision S.A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of direct ownership interest	0.00%	51.00%
Percentage of indirect ownership interest	0.00%	0.00%
Total	0.00%	51.00%